Loans and borrowings	12 Months Ended
Dec. 31, 2023
Borrowings [abstract]
Loans and Borrowings
14.
Loans and borrowings

(in $ millions)	2023	2022
	$	$
Non-current
Bank loans	88	55
Term loan	456	1,041
Lease liabilities	124	152
	668	1,248
Current
Bank loans	67	63
Term loan	20	20
Lease liabilities	38	34
	125	117

A significant portion of the bank loans are secured by the Group’s motor vehicles with a carrying amount of $294 million (2022: $242 million) (see Note 5).

The Group's term loan financing is secured against assets of the Company and certain subsidiaries. The term loan facility matures in January 2026 and requires quarterly principal payments of 0.25% of the original principal amount per quarter, with any remaining balance payable in January 2026. The term loan interest coupon is based on a choice of a variable benchmark rate subject to a floor (see Note 14(i) for the interest rate set based on contractual terms). During 2023, the Group has paid $604 million towards repayment and repurchase of the term loan financing. The term loan financing was fully repaid subsequent to the year end (see Note 30).

The Group has borrowings denominated in Singapore Dollars (“SGD”), Malaysian Ringgit (“MYR”), Indonesian Rupiah (“IDR”) and Thailand Baht (“THB”).

i)
Terms and debt repayment schedule

Terms and conditions of outstanding loans and borrowings (including lease liabilities) are as follows:

	Currency	Nominal interest rate	Year of maturity	Carrying amount
				$
2023
Bank loans	SGD	1.5% to 2.1%	2024-2028	102
Bank loans	SGD	COF** + 1 to 1.1%	2024-2028	*
Bank loans	MYR	2.1% to 4.2%	2024-2028	*
Bank loans	MYR	COF** -2.0% to 1.3%	2024-2028	12
Bank loans	IDR	9.5%	2024-2028	9
Bank loans	THB	COF** + 7.0% p.a.	2024	32
Term loan	USD	SOFR*** + 4.5%	2026	476
Lease liabilities	Multiple	3.6% to 12.5%	2024-2037	162
				793

2022
Bank loans	SGD	1.5% to 2.1%	2023-2027	59
Bank loans	SGD	COF** + 1.0% to 1.1%	2023-2024	5
Bank loans	MYR	2.1% to 4.5%	2023-2027	4
Bank loans	MYR	COF** - 2.0% to 1.7%	2023-2027	15
Bank loans	IDR	9.9% to 10.3%	2023-2025	3
Bank loans	IDR	COF** + 1.8% to 2.0%	2023-2025	7
Bank loans	THB	COF** + 7.0% p.a.	2023	25
Term loan	USD	LIBOR + 4.5%	2026	1,061
Lease liabilities	Multiple	3.5% to 10.0%	2023-2037	186
				1,365

* Amounts less than $1 million

** Cost of funds – which are variable rates specific to country and/or financial institutions

*** SOFR includes the ARRC spread adjustment (see note 26(i)(d))

Financial risk management

Information about the exposure of loans and borrowings to relevant financial risks (interest rate, foreign currency and liquidity risk) is disclosed in Note 26.

ii)
Reconciliation of movements of liabilities to cash flows arising from financing activities

	Liabilities
	Bank loans	Term loan	Lease liabilities	Total
(in $ millions)	$	$	$	$
Balance at January 1, 2023	118	1,061	186	1,365
Changes from financing cash flows
Proceeds from bank loans	116	—	—	116
Payment of bank loans	(161)	(604)	—	(765)
Payment of lease liabilities	—	—	(39)	(39)
Interest paid	(4)	(63)	(13)	(80)
Total changes from financing cash flows	(49)	(667)	(52)	(768)
Effect of changes in foreign exchange rates	2	—	2	4
Other changes
Liability-related
Recognition of lease liabilities	—	—	18	18
Derecognition of lease liabilities	—	—	(5)	(5)
Secured bank loans for asset acquisition	80	—	—	80
Interest expense	4	82	13	99
Total liability-related other changes	84	82	26	192
Balance at December 31, 2023	155	476	162	793

	Liabilities
	Bank loans	Term loan	Lease liabilities	Total
(in $ millions)	$	$	$	$
Balance at January 1, 2022	138	1,914	123	2,175
Changes from financing cash flows
Proceeds from bank loans	109	—	—	109
Payment of bank loans	(161)	(858)	—	(1,019)
Payment of lease liabilities	—	—	(35)	(35)
Interest paid	(8)	(140)	(12)	(160)
Total changes from financing cash flows	(60)	(998)	(47)	(1,105)
Effect of changes in foreign exchange rates	(3)	—	1	(2)
Other changes
Liability-related
Recognition of lease liabilities	—	—	72	72
Derecognition of lease liabilities	—	—	(13)	(13)
Secured bank loans for asset acquisition	18	—	—	18
Interest expense	7	145	13	165
Acquisition through business combination	18	—	37	55
Total liability-related other changes	43	145	109	297
Balance at December 31, 2022	118	1,061	186	1,365